LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Future Obligations Under Operating Leases
We have summarized below our future obligations under operating leases at year-end 2013:

($ in millions)	Minimum Lease Payments
Fiscal Year
2014	$134
2015	130
2016	118
2017	103
2018	86
Thereafter	583
Total minimum lease payments where we are the primary obligor	$1,154

Composition of Rent Expense Associated with Operating Leases
The following table details the composition of rent expense for operating leases for the last three years:

($ in millions)	2013	2012	2011
Minimum rentals	$159	$188	$240
Additional rentals	56	62	66
	$215	$250	$306